Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)
Communication Services (5.6%)
Comcast Corp. Class A	19,498,909	1,021,743
Verizon Communications Inc.	14,528,800	853,567
AT&T Inc.	6,517,346	187,439
CenturyLink Inc.	7,760,400	75,664
Omnicom Group Inc.	1,155,940	72,096
Interpublic Group of Cos. Inc.	1,929,829	45,389
		2,255,898
Consumer Discretionary (4.2%)
McDonald's Corp.	2,278,247	488,866
TJX Cos. Inc.	3,756,523	256,533
Lowe's Cos. Inc.	1,319,525	211,797
VF Corp.	2,278,565	194,612
Home Depot Inc.	589,819	156,668
Whirlpool Corp.	487,004	87,899
Best Buy Co. Inc.	838,813	83,705
Target Corp.	471,584	83,249
H&R Block Inc.	3,518,189	55,798
Newell Brands Inc.	1,758,405	37,331
Big Lots Inc.	446,793	19,181
Polaris Inc.	73,305	6,985
		1,682,624
Consumer Staples (13.4%)
Procter & Gamble Co.	7,748,432	1,078,117
Philip Morris International Inc.	8,012,901	663,388
Coca-Cola Co.	11,817,115	648,051
PepsiCo Inc.	3,669,027	544,117
Mondelez International Inc. Class A	7,279,688	425,643
Archer-Daniels-Midland Co.	6,471,318	326,219
Walmart Inc.	2,170,107	312,821
Kellogg Co.	3,898,572	242,608
Unilever plc ADR	3,933,278	237,413
Altria Group Inc.	3,959,050	162,321
Nestle SA ADR	1,110,000	130,758
General Mills Inc.	1,758,919	103,424
Kimberly-Clark Corp.	751,722	101,355
Conagra Brands Inc.	2,231,265	80,906
Clorox Co.	385,817	77,904
Campbell Soup Co.	1,561,914	75,519
Kraft Heinz Co.	1,561,218	54,112
Coca-Cola European Partners plc	564,646	28,136
J M Smucker Co.	226,482	26,181
Bunge Ltd.	257,325	16,875
Hershey Co.	75,357	11,479
Tyson Foods Inc. Class A	157,983	10,180

Colgate-Palmolive Co.	97,399	8,329
		5,365,856
Energy (4.2%)
Phillips 66	4,518,969	316,057
^ TC Energy Corp.	5,541,096	225,274
ConocoPhillips	5,565,657	222,571
Chevron Corp.	2,467,644	208,393
Pioneer Natural Resources Co.	1,397,997	159,218
Exxon Mobil Corp.	3,537,993	145,836
Kinder Morgan Inc.	10,472,079	143,153
Halliburton Co.	3,515,132	66,436
Williams Cos. Inc.	3,277,895	65,722
Schlumberger Ltd.	2,618,681	57,166
Devon Energy Corp.	2,569,632	40,626
Targa Resources Corp.	962,300	25,385
Valero Energy Corp.	410,164	23,203
		1,699,040
Financials (20.0%)
JPMorgan Chase & Co.	11,123,219	1,413,427
Bank of America Corp.	32,436,547	983,152
Morgan Stanley	9,215,085	631,510
BlackRock Inc.	834,568	602,174
Progressive Corp.	6,052,801	598,501
MetLife Inc.	12,685,008	595,561
Chubb Ltd.	3,546,619	545,896
Truist Financial Corp.	8,070,609	386,824
PNC Financial Services Group Inc.	1,977,420	294,636
Blackstone Group LP Class A	4,320,868	280,035
Citigroup Inc.	4,017,354	247,710
Wells Fargo & Co.	5,291,705	159,704
Travelers Cos. Inc.	890,003	124,930
Aflac Inc.	2,355,088	104,731
Fifth Third Bancorp	3,389,105	93,438
Citizens Financial Group Inc.	2,544,468	90,990
Regions Financial Corp.	5,629,585	90,749
Equitable Holdings Inc.	3,310,075	84,705
Unum Group	3,006,693	68,973
Jefferies Financial Group Inc.	2,469,486	60,749
Virtu Financial Inc. Class A	2,334,407	58,757
First American Financial Corp.	1,128,702	58,275
T. Rowe Price Group Inc.	347,915	52,671
Prudential Financial Inc.	668,274	52,172
Synchrony Financial	1,393,358	48,363
KeyCorp	2,339,741	38,395
First Horizon Corp.	2,877,860	36,721
Bank of New York Mellon Corp.	862,860	36,620
Huntington Bancshares Inc.	2,448,643	30,926
US Bancorp	547,978	25,530
PacWest Bancorp	1,003,760	25,495
CME Group Inc.	131,243	23,893
Cullen/Frost Bankers Inc.	242,291	21,135
Ally Financial Inc.	388,772	13,864
Prosperity Bancshares Inc.	193,392	13,414
MGIC Investment Corp.	939,899	11,796
People's United Financial Inc.	801,474	10,363
M&T Bank Corp.	78,075	9,939

Invesco Ltd.	517,416	9,019
OneMain Holdings Inc.	148,767	7,165
		8,042,908
Health Care (17.9%)
Johnson & Johnson	11,087,573	1,744,962
Pfizer Inc.	24,483,950	901,254
Eli Lilly and Co.	4,415,072	745,441
Merck & Co. Inc.	8,667,056	708,965
Medtronic plc	4,985,598	584,013
UnitedHealth Group Inc.	1,449,428	508,286
Becton Dickinson and Co.	1,508,500	377,457
CVS Health Corp.	4,396,761	300,299
Roche Holding AG	703,584	245,057
AstraZeneca plc ADR	4,711,246	235,515
Novartis AG	2,493,691	234,801
AbbVie Inc.	1,570,829	168,314
Gilead Sciences Inc.	2,320,348	135,184
Bristol-Myers Squibb Co.	1,765,523	109,515
Amgen Inc.	429,354	98,717
Cardinal Health Inc.	1,532,679	82,090
		7,179,870
Industrials (10.4%)
Lockheed Martin Corp.	1,811,222	642,948
Raytheon Technologies Corp.	5,985,950	428,055
Eaton Corp. plc	3,178,524	381,868
Union Pacific Corp.	1,799,965	374,789
Caterpillar Inc.	1,896,261	345,157
General Dynamics Corp.	2,101,369	312,726
Deere & Co.	1,131,602	304,457
Honeywell International Inc.	1,095,051	232,917
Johnson Controls International plc	4,004,508	186,570
Trane Technologies plc	986,628	143,219
United Parcel Service Inc. Class B	802,677	135,171
Cummins Inc.	491,517	111,623
Illinois Tool Works Inc.	520,617	106,143
Fastenal Co.	2,028,466	99,050
3M Co.	490,182	85,679
Nielsen Holdings plc	4,037,605	84,265
CH Robinson Worldwide Inc.	592,787	55,645
Watsco Inc.	234,031	53,020
MSC Industrial Direct Co. Inc. Class A	575,241	48,545
Hubbell Inc. Class B	116,332	18,240
Snap-on Inc.	48,378	8,279
Timken Co.	105,194	8,138
nVent Electric plc	341,541	7,954
Triton International Ltd.	154,834	7,511
GATX Corp.	62,561	5,204
		4,187,173
Information Technology (10.3%)
Cisco Systems Inc.	22,574,628	1,010,214
Corning Inc.	11,652,127	419,476
TE Connectivity Ltd.	3,241,685	392,471
Automatic Data Processing Inc.	1,936,443	341,201
KLA Corp.	1,147,575	297,119
QUALCOMM Inc.	1,916,713	291,992
Analog Devices Inc.	1,888,438	278,979

Intel Corp.	5,486,624	273,344
Texas Instruments Inc.	1,344,952	220,747
International Business Machines Corp.	1,632,959	205,557
HP Inc.	5,332,849	131,135
Broadcom Inc.	277,397	121,458
Seagate Technology plc	1,624,757	100,995
Western Union Co.	2,103,594	46,153
		4,130,841
Materials (3.1%)
Celanese Corp. Class A	2,364,444	307,236
PPG Industries Inc.	2,076,127	299,419
Corteva Inc.	2,735,404	105,915
International Paper Co.	2,073,500	103,094
Linde plc	385,596	101,608
Dow Inc.	1,013,793	56,265
Reliance Steel & Aluminum Co.	410,776	49,190
Scotts Miracle -Gro Co.	226,716	45,148
Huntsman Corp.	1,254,842	31,547
CF Industries Holdings Inc.	812,959	31,470
DuPont de Nemours Inc.	325,064	23,115
Westrock Co.	522,826	22,759
Packaging Corp. of America	158,087	21,802
Greif Inc. Class A	418,080	19,600
Air Products & Chemicals Inc.	30,062	8,214
Nucor Corp.	121,878	6,483
		1,232,865
Real Estate (1.0%)
Crown Castle International Corp.	2,588,813	412,113

Utilities (7.5%)
Sempra Energy	3,451,102	439,705
Dominion Energy Inc.	5,543,093	416,841
Exelon Corp.	9,632,835	406,698
Duke Energy Corp.	3,721,615	340,751
American Electric Power Co. Inc.	2,965,473	246,935
Entergy Corp.	1,523,436	152,100
Southern Co.	2,426,854	149,082
DTE Energy Co.	1,057,120	128,345
NextEra Energy Inc.	1,515,412	116,914
AES Corp.	4,959,025	116,537
UGI Corp.	2,525,326	88,285
WEC Energy Group Inc.	700,801	64,495
PPL Corp.	2,248,141	63,397
Evergy Inc.	1,118,268	62,075
FirstEnergy Corp.	2,022,986	61,924
CenterPoint Energy Inc.	1,842,707	39,876
Public Service Enterprise Group Inc.	596,801	34,793
IDACORP Inc.	305,529	29,340
NRG Energy Inc.	570,889	21,437
Ameren Corp.	175,057	13,665
CMS Energy Corp.	122,402	7,468
		3,000,663
Total Common Stocks (Cost $29,615,052)		39,189,851

		Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (1.5%)
1,2 Vanguard Market Liquidity Fund		0.111%		6,226,498	622,650

				Face
				Amount
				($000)
Repurchase Agreements (0.6%)
	Goldman Sachs & Co.
	0.07%, 1/4/21 (Dated 12/31/20,
	Repurchased Value $138,200,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 2.500%–6.000%, 2/1/22–
	2/1/48, and Federal National Mortgage
	Assn. 2.500%–7.000%, 11/1/21–11/1/50,
	with a value of $140,964,000)			138,200	138,200
	Nomura International plc
	0.05%, 1/4/21 (Dated 12/31/20,
	Repurchased Value $50,300,000,
	collateralized by U.S. Treasury Note/Bond
	0.625%–2.375%, 2/15/43–11/15/49, with a
	value of $51,306,000)			50,300	50,300
	RBS Securities, Inc.
	0.05%, 1/4/21 (Dated 12/31/20,
	Repurchased Value $38,300,000,
	collateralized by U.S. Treasury Note/Bond
	3.125%–3.375%, 5/15/44–8/15/44, with a
	value of $39,066,000)			38,300	38,300
					226,800
			Maturity
			Date
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill	0.083%	3/30/21	4,200	4,199
3	United States Treasury Bill	0.095%	1/28/21	35,800	35,798
					39,997
Total Temporary Cash Investments (Cost $889,262)					889,447
Total Investments (99.8%) (Cost $30,504,314)					40,079,298
Other Assets and Liabilities—Net (0.2%)					79,260
Net Assets (100%)					40,158,558
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,246,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $20,356,000 was received for securities on loan.
3 Securities with a value of $38,307,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	3,787	709,835	15,214

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are he ld by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the co llateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	38,709,993	479,858	—	39,189,851
Temporary Cash Investments	622,650	266,797	—	889,447
Total	39,332,643	746,655	—	40,079,298
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,387	—	—	4,387
1 Represents variation margin on the last day of the reporting period.